Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
RBC FUNDS TRUST
RBC China Equity Fund (the “Fund”)
Supplement dated February 3, 2023 to the Fund’s prospectus (the “Prospectus”) dated July 28, 2022, as may be supplemented from time to time
This Supplement provides additional information beyond that contained in the Prospectus and should be read in conjunction with the Prospectus.
Currently, the Fund will typically invest in 30 to 45 equity securities issued by mid- to large-capitalization companies. Effective February 3, 2023, the Fund will typically invest in 30 to 50 equity securities issued by mid- to large-capitalization companies.
Accordingly, effective February 3, 2023, the first sentence of the fourth paragraph of the “Fund Summary—Principal Investment Strategies” section in the Prospectus is hereby deleted in its entirety and replaced with the following:
The Fund will typically invest in 30 to 50 equity securities issued by mid- to large-capitalization companies.

RBC China Equity Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
RBC FUNDS TRUST
RBC China Equity Fund (the “Fund”)
Supplement dated February 3, 2023 to the Fund’s prospectus (the “Prospectus”) dated July 28, 2022, as may be supplemented from time to time
This Supplement provides additional information beyond that contained in the Prospectus and should be read in conjunction with the Prospectus.
Currently, the Fund will typically invest in 30 to 45 equity securities issued by mid- to large-capitalization companies. Effective February 3, 2023, the Fund will typically invest in 30 to 50 equity securities issued by mid- to large-capitalization companies.
Accordingly, effective February 3, 2023, the first sentence of the fourth paragraph of the “Fund Summary—Principal Investment Strategies” section in the Prospectus is hereby deleted in its entirety and replaced with the following:
The Fund will typically invest in 30 to 50 equity securities issued by mid- to large-capitalization companies.